Bank borrowings - Borrowing detail by maturity - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Borrowings	$ 57,162	$ 46,548
Not later than one year
Borrowings [abstract]
Borrowings	43,251
Later than two years and not later than three years
Borrowings [abstract]
Borrowings	681
Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Borrowings	13,230
Receivable Factoring Facility
Borrowings [abstract]
Borrowings	35,059	30,683
Receivable Factoring Facility | Not later than one year
Borrowings [abstract]
Borrowings	35,059
Other Loans
Borrowings [abstract]
Borrowings	22,103	$ 15,865
Other Loans | Not later than one year
Borrowings [abstract]
Borrowings	8,192
Other Loans | Later than two years and not later than three years
Borrowings [abstract]
Borrowings	681
Other Loans | Later Than Five Years And Not Later Than Six Years
Borrowings [abstract]
Borrowings	$ 13,230